Taxation (Composition of Income Tax Expense, Current and Deferred Portions of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Income/(loss) from foreign entities	$ 53,752	$ (48,460)	$ (35,175)
Income from PRC entities	190,930	29,794	357,980
Income/(Loss) before income tax expense	244,682	(18,666)	322,805
Current income tax expense	44,668	21,930	28,909
Deferred tax	8,009	(20,965)	5,382
Income tax expenses applicable to PRC entities	52,677	965	34,291
Foreign withholding tax expense	1,378	1,528	2,092
Income tax expense	$ 54,055	$ 2,493	$ 36,383